Payden California Municipal Social Impact Fund
1
Schedule of Investments
- January 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
General Obligation  (53%
)
645,000 Abag Finance Authority for Nonprofit Corps A,
5.00%, 9/02/26  $ 646
100,000 Alameda Community Improvement Commission
Successor Agency A, 5.00%, 9/01/28 BAM (a) 100
250,000 Alameda Community Improvement Commission
Successor Agency A, 5.00%, 9/01/32 BAM (a) 250
1,500,000 Antelope Valley Community College District ,
5.00%, 8/01/44  1,564
300,000 Brentwood Infrastructure Financing Authority ,
4.00%, 10/01/36  308
625,000 California Community Choice Financing
Authority A-1, 4.00%, 5/01/53 (b) 631
2,190,000 California Community Choice Financing
Authority , 5.00%, 7/01/53 (b) 2,308
1,900,000 California Community Choice Financing
Authority , 5.00%, 5/01/54 (b) 2,029
1,350,000 California Community Choice Financing
Authority F, 5.00%, 2/01/55 (b) 1,447
1,400,000 California Community Choice Financing
Authority C, 5.00%, 8/01/55 (b) 1,490
2,500,000 California Community Choice Financing
Authority G, 5.00%, 11/01/55 (b) 2,634
645,000 California Community Choice Financing
Authority H, 5.00%, 1/01/56 (b) 704
1,590,000 California Community Choice Financing
Authority , 5.50%, 10/01/54 (b) 1,735
375,000 California Earthquake Authority A, 5.60%,
7/01/27  377
1,000,000 California Infrastructure & Economic
Development Bank A, 3.25%, 8/01/29  1,001
1,150,000 California State Public Works Board C, 5.00%,
9/01/26  1,190
1,500,000 California State Public Works Board B2, 7.80%,
3/01/35  1,672
1,460,000 California State Public Works Board G2, 8.36%,
10/01/34  1,717
1,580,000 City & County of San Francisco CA C, 3.00%,
6/15/33  1,523
1,000,000 City of Los Angeles CA , 5.00%, 6/26/25  1,006
2,270,000 Contra Costa Community College District ,
6.50%, 8/01/34  2,430
130,000 Coronado Community Development Agency
Successor Agency A, 5.00%, 9/01/33  131
1,000,000 County of Santa Barbara CA B, AMT, 5.00%,
12/01/36  1,042
1,125,000 Fontana Unified School District , 3.00%, 8/01/40
BAM-TCRS (a) 978
1,025,000 Grossmont Union High School District , 4.00%,
8/01/33  1,029
750,000 Hartnell Community College District A, 0.07%,
8/01/36 (c) 459
1,095,000 Hartnell Community College District B, 3.00%,
8/01/45  898
1,000,000 Irvine Unified School District , 5.00%, 9/01/38
BAM (a) 1,132
1,000,000 Jefferson Union High School District B, 5.00%,
8/01/44  1,094
500,000 Los Angeles County Public Works Financing
Authority B, 5.00%, 12/01/31  508
8,925,000 Los Angeles County Public Works Financing
Authority D, 5.00%, 12/01/45  9,045
Principal
or Shares Security Description
Value
(000)
1,790,000 Los Angeles County Public Works Financing
Authority , 7.49%, 8/01/33  $ 1,958
1,050,000 Los Angeles Unified School District A, 5.00%,
7/01/32  1,197
1,200,000 Los Angeles Unified School District QRR, 5.00%,
7/01/41  1,351
1,000,000 Los Angeles Unified School District , 5.00%,
7/01/43  1,105
2,500,000 Los Angeles Unified School District QRR, 5.00%,
7/01/44  2,762
2,000,000 Los Angeles Unified School District QRR, 5.25%,
7/01/47  2,200
2,475,000 Los Angeles Unified School District , 5.25%,
7/01/48  2,734
1,685,000 Los Angeles Unified School District QRR, 5.25%,
7/01/49  1,864
500,000 Municipal Improvement Corp. of Los Angeles B,
5.00%, 11/01/31  518
1,360,000 National School District C, 5.00%, 8/01/46  1,490
1,000,000 Palo Alto Unified School District , 3.25%, 8/01/42  932
1,275,000 Panama-Buena Vista Union School District ,
3.00%, 8/01/35  1,270
1,500,000 Peralta Community College District D, 4.00%,
8/01/39  1,502
4,685,000 Sacramento Area Flood Control Agency , 5.00%,
10/01/47  4,778
3,075,000 San Bernardino Community College District B,
5.00%, 8/01/42  3,377
550,000 San Diego Public Facilities Financing Authority
B, 5.00%, 10/15/32  557
1,400,000 San Diego Unified School District F2, 5.00%,
7/01/42  1,532
725,000 San Francisco City & County Redevelopment
Agency Successor Agency B, 5.00%, 8/01/40
AGC (a) 807
200,000 Simi Valley Public Financing Authority A,
5.00%, 10/01/29  200
2,560,000 Southwestern Community College District D,
3.00%, 8/01/41  2,233
1,500,000 State Center Community College District B,
3.00%, 8/01/39  1,385
1,850,000 State of California , 4.00%, 8/01/34  2,007
1,000,000 State of California CU, 4.85%, 12/01/46  1,066
435,000 State of California , 5.00%, 3/01/45  436
3,700,000 State of California , 5.00%, 8/01/46  3,776
1,400,000 State of California , 5.00%, 10/01/47  1,421
45,000 Temecula Valley Unified School District D,
3.00%, 8/01/44  36
350,000 Union City Community Redevelopment Agency
Successor Agency A, 5.00%, 10/01/35  354
Total General Obligation (Cost - $86,889) 87,926
Mortgage Backed  (1%
)
1,868,152 Freddie Mac Multifamily ML Certificates 2023-
ML16, 2.75%, 11/25/35  1,625
Revenue  (37%
)
Airport/Port  (2%)
1,200,000 City of Los Angeles Department of Airports B,
AMT, 5.00%, 5/15/33  1,252
2,000,000 City of Los Angeles Department of Airports ,
AMT, 5.50%, 5/15/38  2,212

Payden Mutual Funds
Payden California Municipal Social Impact Fund
continued
Principal
or Shares Security Description
Value
(000)
400,000 City of Palm Springs CA Passenger Facility
Charge Revenue , AMT, 5.00%, 6/01/26 BAM (a) $ 402
3,866
Education  (3%)
1,000,000 California Educational Facilities Authority A,
5.25%, 10/01/44  1,041
1,875,000 California School Cash Reserve Program Authority
A, 5.00%, 6/30/25  1,892
750,000 California State University B3, 3.13%,
11/01/51 (b) 749
235,000 Oxnard School District , 5.00%, 8/01/45 BAM (a)
(b) 238
1,310,000 University of California CA, 5.00%, 5/15/40  1,499
5,419
Facilities  (1%)
1,035,000 Abag Finance Authority for Nonprofit Corps. ,
3.25%, 12/01/30 (b) 1,035
Healthcare  (7%)
710,000 California Health Facilities Financing Authority
A, 5.00%, 11/15/27  711
500,000 California Health Facilities Financing Authority ,
5.00%, 2/01/31  520
440,000 California Health Facilities Financing Authority
A, 5.00%, 8/15/32  452
1,000,000 California Health Facilities Financing Authority
A, 5.00%, 11/15/32  1,001
1,015,000 California Health Facilities Financing Authority ,
5.00%, 10/01/39 (b) 1,054
705,000 California Health Facilities Financing Authority ,
5.00%, 11/15/49  712
750,000 California Health Facilities Financing Authority
A, 5.25%, 12/01/42  814
1,000,000 California Health Facilities Financing Authority
A, 5.25%, 12/01/43  1,077
1,000,000 California Health Facilities Financing Authority
A, 5.25%, 12/01/44  1,069
1,000,000 California Health Facilities Financing Authority
A, 5.25%, 12/01/49  1,088
750,000 California Municipal Finance Authority A, AMT,
4.38%, 9/01/53 (b) 750
325,000 California Municipal Finance Authority B, 5.00%,
5/15/37 (a) 333
1,500,000 California Statewide Communities Development
Authority B, 1.00%, 8/15/47 (b) 1,500
11,081
Housing  (10%)
2,963,602 California Housing Finance Agency K, 3.75%,
12/01/33 (a) 2,883
763,909 California Housing Finance Agency 2021, 3.75%,
3/25/35  747
1,360,000 California Housing Finance Agency V, 5.00%,
5/01/54 (b) 1,394
2,458,000 California Municipal Finance Authority A, 2.65%,
3/01/40 (a) 1,954
520,000 California Municipal Finance Authority 1, 5.00%,
6/01/56 (b) 551
971,149 California Statewide Communities Development
Authority C, 2.00%, 7/01/38 (a) 725
Principal
or Shares Security Description
Value
(000)
1,000,000 California Statewide Communities Development
Authority , 5.00%, 11/01/39 (a) $ 1,103
3,238,813 City & County of San Francisco CA J, 2.55%,
7/01/39 (a) 2,566
2,500,301 Freddie Mac Multifamily ML Certificates , 2.25%,
9/25/37  2,019
2,000,000 Sacramento County Housing Authority D, 2.31%,
5/15/31 (b) 2,000
15,942
Industrial Development/Pollution Control  (0%)
710,000 Golden State Tobacco Securitization Corp., B,
3.00%, 6/01/46 (a) 656
Pollution Control  (1%)
1,500,000 Western Placer Waste Management Authority ,
4.00%, 6/01/42  1,537
Power  (1%)
820,000 Sacramento Municipal Utility District D, 5.00%,
8/15/49 (b) 892
Transportation  (4%)
900,000 Bay Area Toll Authority , 4.00%, 4/01/37  895
750,000 City of Long Beach CA Harbor Revenue A, AMT,
5.00%, 5/15/28  779
1,000,000 Port of Los Angeles B1, 5.00%, 8/01/41  1,141
4,590,000 San Diego County Regional Transportation
Commission A, 5.00%, 4/01/48  4,657
7,472
Water & Sewer  (8%)
2,700,000 City of Modesto CA Water Revenue A, 1.40%,
10/01/36 AGM (a)(b) 2,700
1,900,000 Irvine Ranch Water District Water Service Corp.
A1, 1.00%, 10/01/37 (b) 1,900
2,390,000 Metropolitan Water District of Southern
California 2, 4.38%, 7/01/46 (b) 2,390
2,000,000 Metropolitan Water District of Southern
California 3, 5.00%, 7/01/37 (b) 2,254
1,450,000 Rancho Water District Financing Authority A,
3.00%, 8/01/40  1,324
2,470,000 San Diego Public Facilities Financing Authority
A, 5.00%, 10/15/44  2,495
100,000 San Diego Public Facilities Financing Authority
Water Revenue A, 5.00%, 8/01/32  103
13,166
Total Revenue (Cost - $61,044) 61,066
U.S. Treasury  (7%
)
10,040,000 U.S. Treasury Note , 4.13%, 3/31/29  9,967
1,000,000 U.S. Treasury Note , 4.63%, 10/15/26  1,007
Total U.S. Treasury (Cost - $10,852) 10,974
Investment Company  (3%
)
4,556,255 Payden Cash Reserves Money Market Fund*
(Cost $4,556) 4,556
Total Investments (Cost - $165,003) (101%)
166,147
Liabilities in excess of Other Assets (-1%) (1,296)
Net Assets (100%) $ 164,851
* Affiliated investment.
(a) Payment of principal and/or interest is insured against default by a monoline insurer.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2025.

(c) Yield to maturity at time of purchase.
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Long Contracts:
U.S. Treasury 2-Year Note Future 131 Mar-25 $ 26,937 $ (23) $ (23)